Form N-1A Supplement	Oct. 31, 2025
Nuveen Core Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]	Nuveen Core Equity Fund Nuveen Mid Cap Value Fund SUPPLEMENT NO. 2 dated April 30, 2026 to the Statutory Prospectus dated February 27, 2026